Offerings - Offering: 1	Dec. 05, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 686,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 94,812.55
Offering Note	(1) This registration fee table shall be deemed to update the ''Calculation of Filing Fee Tables'' in the Company's Registration Statement on Form S-3ASR (File No. 333-291911) (the ''Registration Statement'') in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the ''Securities Act''). (2) The maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act. In accordance with Rule 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for the Registration Statement.